UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-9319
                      (Investment Company Act File Number)


                EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
               (Exact Name of Registrant as Specified in Charter)

                             C/O JPMORGAN CHASE BANK
                                4 NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
               (Address of Principal Executive Offices) (Zip Code)

                                  212-623-0431
              (Registrant's Telephone Number, Including Area Code)

                            CORPORATION TRUST CENTER
                               1209 ORANGE CENTER
                           WILMINGTON, DELAWARE 19801
                     (Name and Address of Agent for Service)

                                DECEMBER 31, 2003
                            (Date of Fiscal Year End)

                                  JUNE 30, 2003
                           (Date of Reporting Period)

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB" control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORT TO STOCKHOLDERS.

EXPRESS SCRIPTS AUTOMATIC
EXCHANGE SECURITY TRUST
FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2003

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             Trustee Accountants Report                                        1

FINANCIAL STATEMENTS (UNAUDITED)

         Statement of Assets and Liabilities                                   2

         Schedule of Investments                                               3

         Statement of Operations                                               4

         Statement of Changes in Net Assets                                    5

         Notes to Financial Statements                                       6-8

         Financial Highlights                                                  9

                           TRUSTEE ACCOUNTANTS REPORT



To the Trustees and Shareholders of
Express Scripts Automatic Exchange Security Trust



The accompanying statements of assets and liabilities of Express Scripts Automatic Exchange Security Trust at June 30, 2003, and the related statements of operations and changes in net assets for the period then ended have been prepared by the Trustee. These statements have not been compiled, reviewed or audited by outside accountants.

To the best of the Trustee's knowledge and belief, the statements and related information were prepared in conformity with generally accepted accounting principles and are based on recorded transactions and management's best estimates and judgements.

JPMorgan Chase Bank


Houston, Texas
July 30, 2003

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              2
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
      Cash                                                                                           $                     3,010
      Investment at value (cost $192,810,771)                                                                        400,818,134
      Prepaid expenses                                                                                                    35,722
                                                                                                       --------------------------

      TOTAL ASSETS                                                                                                   400,856,866
                                                                                                       --------------------------

LIABILITIES
      Expenses Payable                                                                                                       949
      Unearned expense reimbursement                                                                                      35,722
                                                                                                       --------------------------

      NET ASSETS                                                                                                     400,820,195
                                                                                                       ==========================

COMPOSITION OF NET ASSETS
      $4.83 Trust Automatic Common Exchange Securities ("TRACES"),
           no par value; 3,450,000 shares issued and outstanding                                                     192,812,832
      Unrealized appreciation of investments                                                                         208,007,363
                                                                                                       --------------------------

      NET ASSETS                                                                                     $               400,820,195
                                                                                                       ==========================

      NET ASSET VALUE PER SHARE (3,450,000 SHARES)                                                   $                    116.18
                                                                                                       ==========================





   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              3
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PAR         MATURITY
            Securities Description                            VALUE          DATE            COST               VALUE
UNITED STATES GOVERNMENT SECURITIES

United States Treasury Strips                                  4,166,000     08/15/03         4,134,411           4,161,001
United States Treasury Strips                                  4,166,000     11/15/03         4,071,772           4,150,640
                                                         ----------------               ----------------   -----------------

                                                      $        8,332,000                      8,206,183           8,311,641
                                                         ================               ----------------   -----------------


FORWARD PURCHASE CONTRACT

Express Scripts Automatic Exchange Security Trust
Purchase Agreement                                                                          184,604,588         392,506,493
                                                                                        ----------------   -----------------


              TOTAL                                                                   $     192,810,771 $       400,818,134
                                                                                        ================   =================





   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              4
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INTEREST INCOME                                                                                       $            369,350

EXPENSES
      Accounting fee                                                             $                0
      Trustee Fee                                                                             6,000
      Custodian Fee                                                                          40,833
      Miscellaneous fee                                                                      21,752
                                                                                   -----------------

             TOTAL FEES AND EXPENSES                                                         68,585

      Expense reimbursement                                                                 (68,585)
                                                                                   -----------------

             TOTAL EXPENSES - NET                                                                                        -
                                                                                                       --------------------

             NET INVESTMENT INCOME                                                                                 369,350

             NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                              115,904,946
                                                                                                       --------------------

             NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $        116,274,296
                                                                                                       ====================






   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              5
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     FOR THE PERIOD ENDED       FOR THE PERIOD ENDED
                                                                                         JUNE 30, 2003            DECEMBER 31, 2002

OPERATIONS:
      Net investment income                                                            $         369,350        $       1,398,214
      Net change in unrealized appreciation/(depreciation) of investments                    115,904,946                6,000,793
                                                                                        ----------------         ----------------
          NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS                              116,274,296                7,399,007
                                                                                        ----------------         ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Return of capital                                                                       (7,962,400)             (15,265,286)
      Net investment income                                                                     (369,350)              (1,398,214)
                                                                                        ----------------         ----------------

          TOTAL DISTRIBUTIONS                                                                 (8,331,750)             (16,663,500)
                                                                                        ----------------         ----------------

FROM CAPITAL SHARES TRANSACTIONS
      Gross proceeds from the sale of 3,450,000 Securities                                             -                        -
      Less: Selling commissions and offering expenses                                                  -                        -
                                                                                        ----------------         ----------------

          NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                                  -                        -
                                                                                        ----------------         ----------------

          NET INCREASE/(DECREASE) IN NET ASSETS                                              107,942,546               (9,264,493)

          NET ASSETS, BEGINNING OF PERIOD                                                    292,877,649              302,142,142
                                                                                        ----------------         ----------------

          NET ASSETS, END OF PERIOD                                                    $     400,820,195        $     292,877,649
                                                                                        ================         ================






   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              6
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Express Scripts Automatic Exchange Security Trust ("Trust") was established on June 29, 1999 and amended and restated as of November 1, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In November 2000, the Trust sold $4.83 Trust Issued Automatic Exchange Securities ("Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of Class A Common Stock ("Common Stock") of Express Scripts, Inc. ("Company"), from an existing shareholder of the Company (the "Seller"). Each Security represents between 0.8333 shares and 1 share of Common Stock. The Common Stock or its cash equivalent is deliverable pursuant to the contract on November 15, 2003 and the Trust will thereafter terminate.

      Pursuant to the Administration Agreement between the Trust and JPMorgan Chase Bank (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

      VALUATION OF INVESTMENTS
      The U.S. Treasury STRIPS are valued at the mean of the bid and asked price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

      INVESTMENT TRANSACTIONS
      Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

      USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    DISTRIBUTIONS

      Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $4.83 per annum or $1.2075 per quarter, payable quarterly commencing February 15, 2002 (except

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              7
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      for the first distribution on February 15, 2002 which was $1.3148). For the period ended June 30, 2003, the total distribution to shareholders is $8,331,750. The distribution includes return of capital and net investment income of $7,962,400 and $369,350, respectively.

4.    PURCHASES, SALES AND MATURITIES OF INVESTMENTS

      U.S. Treasury Strips totaling $8,332,000 matured during the period January 1, 2003 to June 30, 2003. There were no purchases or sales of securities for the period ended June 30, 2003.

5.    TRUSTEE FEES

      Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 have been paid by the Seller.

6.    INCOME TAXES

      The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

      At June 30, 2003, the net unrealized appreciation based on the cost of investments for Federal income tax purposes of $192,810,771 was as follows:

                 Unrealized appreciation                  $   208,007,363

                 Unrealized depreciation                           -
                                                          ---------------
                 Net unrealized appreciation              $   208,007,363
                                                          ---------------

7.    EXPENSES

      The Seller has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Seller has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts.

8.    FORWARD PURCHASE CONTRACTS

      The Trust has acquired and holds a forward purchase contract with a shareholder of Express Scripts, Inc. Class A Common Stock and paid to the Seller $185,043,046 in connection therewith. Pursuant to such contract, on the Exchange Date November 15, 2003, the Seller is obligated to deliver to the Trust a number of shares of common stock or its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Seller's contract.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              8
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Offering expenses of $438,458 were paid by the Seller. This amount has been recorded as a reduction in the cost of the forward contract.

      The Seller's obligation under the forward purchase contract is collateralized by the Common Stock which is being held in the custody of the Trust's Custodian, JPMorgan Chase Bank. As of June 30, 2003, the Custodian held 6,900,000 shares with an aggregate value of $470,511,000.

9.    CAPITAL SHARE TRANSACTIONS

      During the offering period, the Trust sold 3,450,000 Securities to the public and received net proceeds of $230,470,042 ($238,050,000 net of sales commissions and offering expenses of $7,579,958). As of June 30, 2003, there were 3,450,000 Securities issued and outstanding.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              9
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                               FOR THE PERIOD
                                                                   ENDED          FOR THE YEAR ENDED
                                                               JUNE 30, 2003      DECEMBER 31, 2002
Net asset value, beginning of period                           $       84.89       $       87.58
                                                               -------------       -------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                   0.11                0.41
Unrealized gain/(loss) on investment                                   33.60                1.73
                                                               -------------       -------------
Net increase/(decrease) in net asset value                             33.71                2.14

LESS: DISTRIBUTIONS
Return of Capital                                                      (2.31)              (0.41)
Net Investment Income                                                  (0.11)              (4.42)
                                                               -------------       -------------
Total Distributions                                                    (2.42)              (4.83)

CAPITAL SHARE TRANSACTIONS
Offering Costs                                                             -                   -
                                                               -------------       -------------

Ending net asset value                                         $      116.18       $       84.89
                                                               -------------       -------------

Ending market value(2)                                         $      116.06 *     $       86.00 *
                                                               -------------       -------------

TOTAL INVESTMENT RETURN ON MARKET VALUE (ANNUALIZED)                  39.31%             -76.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
       Before reimbursement                                            0.04%               0.05% (1)
       After reimbursement                                             0.00%               0.00% (1)
Ratio of net investment income to average net assets:
       Before reimbursement                                            0.17%              42.00% (1)
       After reimbursement                                             0.21%              47.00% (1)

Net assets, end of period (in thousands)                       $     400,820       $     292,878
                                                               -------------       -------------

(1)   Annualized
(2) The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.
*     Closing price on NASDAQ.





   The accompanying notes are an integral part of these financial statements.

ITEM 2.           CODE OF ETHICS.

                  Not required.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not required.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not required.

ITEMS 5-6.        [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

                  (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)).

                  (b) There were no changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

                  (a)      Code of Ethics-Not required in this filing.

                  (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes Oxley Act.

SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:  September 15, 2003

                                                    EXPRESS SCRIPTS AUTOMATIC
                                                    EXCHANGE SECURITY TRUST


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                                   Name:  Donald J. Puglisi
                                                   Title:  Managing Trustee


         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated:  September 15, 2003


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                               Name:   Donald J. Puglisi
                                               Title:  Managing Trustee

               EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
                                   FORM N-CSR
                                 EXHIBIT 99.302

                                  CERTIFICATION
                                  -------------


I, Donald J. Puglisi, Managing Trustee of Express Scripts Automatic Exchange Security Trust, certify that:

1. I have reviewed this report on Form N-CSR of Express Scripts Automatic Exchange Security Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, and changes in net assets of the registrant as of and for, the periods presented in this report;

4. As the registrant's certifying officer, I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to me by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (c) Presented in this report my conclusions about the effectiveness of the disclosure controls and procedures based on my evaluation as of the Evaluation Date;

5. As the registrant's certifying officer, I have disclosed, based on my most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.

6. As the registrant's certifying officer, I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:    September 15, 2003                     By: /s/ Donald J. Puglisi
                                                    ----------------------------
                                                    Donald J. Puglisi
                                                    Managing Trustee

                                 Exhibit 99.906

               STATEMENT FURNISHED PURSUANT TO SECTION 906 OF THE
               SARBANES-OXLEY ACT OF 2002, 18 U.S.C. SECTION 1350

         The undersigned, Donald J. Puglisi, is the managing trustee of Express Scripts Automatic Exchange Security Trust (the "Company").

         This statement is being furnished in connection with the filing by the Company of the Company's report on Form N-CSR for the semi-annual period ended June 30, 2003 (the "Report").

         By execution of this statement, I certify that:

                  (A)      the Report fully complies with the requirements of
                           Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)) and

                  (B) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company as of the dates and for the periods covered by the Report.



Date:  September 15, 2003                            /s/ Donald J. Puglisi
                                                     ---------------------------
                                                     Donald J. Puglisi
                                                     Managing Trustee